UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     December 31, 2006

Check here if Amendment [   ]; Amendment Number: ____
        This Amendment (Check only one.):   [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                 NLI International Inc.
Address:              1251 Avenue of the Americas, Suite 5210
                      New York, NY  10020-1198


Form 13F File Number: 28-3430

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:                 Takahiro Yamasaki
Title:                President
Phone:                (212) 403-3400

Signature, Place, and Date of Signing:

 /s/ Takahiro Yamasaki              New York, NY             February 1, 2007
    [Signature]                    [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     59

Form 13F Information Table Value Total:     497,966
                                            (thousands)

List of Other Included Managers:            None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     None

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                                       FORM 13F INFORMATION TABLE
                              NAME OF REPORTING MANAGER: NLI INTERNATIONAL INC.
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

  Column 1                    Column 2       Column 3   Column 4       Column 5           Column 6    Column 7      Column 8

                                                                                                                     Voting
  Name of                     Title of        CUSIP      Value       Amount and Type     Investment    Other        Authority
  Issuer                       Class          Number    ($1,000)       of Security       Discretion   Managers      (Shares)

                                                                    Shares or
                                                                    Principal SH/ PUT/
                                                                     Amount   PRN CALL                          Sole    Shared  None

3M CO                           COM          88579Y101    7,661      98,300   SH           Sole                98,300
DEERE & CO                      COM          244199105    3,080      32,400   SH           Sole                32,400
FEDEX CORP                      COM          31428X106    4,812      44,300   SH           Sole                44,300
GENERAL ELECTRIC CO             COM          369604103   17,303     465,000   SH           Sole               465,000
ROBERT HALF INTL INC            COM          770323103    4,859     130,900   SH           Sole               130,900
ROPER INDS INC NEW              COM          776696106    7,842     156,100   SH           Sole               156,100
UNITED TECHNOLOGIES CORP        COM          913017109    9,491     151,800   SH           Sole               151,800
BEST BUY INC                    COM          086516101    3,793      77,100   SH           Sole                77,100
COACH INC                       COM          189754104    9,627     224,100   SH           Sole               224,100
COMCAST CORP NEW                CL A         20030N101    9,291     219,500   SH           Sole               219,500
DISNEY WALT CO                  COM          254687106    8,286     241,800   SH           Sole               241,800
HOME DEPOT INC                  COM          437076102    2,598      64,700   SH           Sole                64,700
MARRIOTT INTL INC NEW           CL A         571903202   10,708     224,400   SH           Sole               224,400
OMNICOM GROUP INC               COM          681919106    7,694      73,600   SH           Sole                73,600
DEVON ENERGY CORP NEW           COM          25179M103    8,419     125,500   SH           Sole               125,500
EXXON MOBIL CORP                COM          30231G102   17,916     233,800   SH           Sole               233,800
OCCIDENTAL PETE CORP DEL        COM          674599105    7,891     161,600   SH           Sole               161,600
SCHLUMBERGER LTD                COM          806857108    8,122     128,600   SH           Sole               128,600
TRANSOCEAN INC                  COM          G90078109    3,737      46,200   SH           Sole                46,200
AMERICAN EXPRESS CO             COM          025816109   12,377     204,000   SH           Sole               204,000
AMERICAN INTL GROUP INC         COM          026874107   12,175     169,900   SH           Sole               169,900
BANK OF AMERICA CORPORATION     COM          060505104   16,535     309,700   SH           Sole               309,700
FRANKLIN RES INC                COM          354613101    8,042      73,000   SH           Sole                73,000
GOLDMAN SACHS GROUP INC         COM          38141G104   13,297      66,700   SH           Sole                66,700
HARTFORD FINL SVCS GROUP INC    COM          416515104    6,756      72,400   SH           Sole                72,400
JP MORGAN CHASE & CO            COM          46625H100   14,258     295,200   SH           Sole               295,200
METLIFE INC                     COM          59156R108    9,158     155,100   SH           Sole               155,200
MOODYS CORP                     COM          615369105    6,195      89,700   SH           Sole                89,700
WELLS FARGO & CO NEW            COM          949746101   12,762     358,900   SH           Sole               358,900
GENENTECH INC                   COM          368710406    6,012      74,100   SH           Sole                74,100
GENYME CORP                     COM          372917104    5,099      82,800   SH           Sole                82,800
GILEAD SCIENCES INC             COM          375558103   10,869     167,400   SH           Sole               167,400

JOHNSON & JOHNSON               COM          478160104   14,432     218,600   SH           Sole               218,600
PFIZER INC                      COM          717081103    5,273     203,600   SH           Sole               203,600
THERMO FISHER SCIENTIFIC INC    COM          883556102    5,711     126,100   SH           Sole               126,100
UNITEDHEALTH GROUP INC          COM          91324P102    8,221     153,000   SH           Sole               153,000
WYETH                           COM          983024100    5,525     108,500   SH           Sole               108,500
AFFILIATED COMPUTER SERVICES    CL A         008190100    2,984      61,100   SH           Sole                61,100
AUTODESK INC                    COM          052769106    6,652     164,400   SH           Sole               164,400
AUTOMATIC DATA PROCESSING IN    COM          053015103    5,649     114,700   SH           Sole               114,700
CISCO SYS INC                   COM          17275R102   10,186     372,700   SH           Sole               372,700
CITRIX SYS INC                  COM          177376100    4,929     182,200   SH           Sole               182,200
COGNIZANT TECHNOLOGY SOLUTIO    CL A         192446102    5,447      70,600   SH           Sole                70,600
EBAY INC                        COM          278642103    3,560     118,400   SH           Sole               118,400
INTEL CORP                      COM          458140100    9,376     463,000   SH           Sole               463,000
MARVELL TECHNOLOGY GROUP LTD    COM          G5876H105    6,525     340,000   SH           Sole               340,000
MICROSOFT CORP                  COM          594918104   15,515     519,600   SH           Sole               519,600
QUALCOMM INC                    COM          747525103    9,062     239,800   SH           Sole               239,800
SEAGATE TECHNOLOGY              COM          G7945J104    7,924     299,000   SH           Sole               299,900
ALLEGHENY TECHNOLOGIES INC      COM          01741R102    7,581      83.600   SH           Sole                83,600
PRAXAIR INC                     COM          74005P104    7,938     133,800   SH           Sole               133,800
HERSHEY CO                      COM          427866108    3,302      66,300   SH           Sole                66,300
PEPSICO INC                     COM          713448108   13,530     216,300   SH           Sole               216,300
PROCTER & GAMBLE CO             COM          742718109   19,596     304,900   SH           Sole               304,900
WALGREEN CO                     COM          931422109   13,606     296,500   SH           Sole               296,500
NII HLDGS INC                   COM          62913F201   10,265     159,300   SH           Sole               159,300
TXU CORP                        COM          873168108    3,345      61,700   SH           Sole                61,700

                                                        497,966

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